Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 30, 2019
Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BLACKSTONE ALTERNATIVE MULTI-STRATEGY FUND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Blackstone Alternative Multi-Strategy Fund (the “Fund”) is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	SUMMARY OF FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not include brokerage commissions that you may pay when purchasing or selling Class I or Class Y Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2019, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	203.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets provided in the Fund’s most recent annual report, which do not include acquired fund fees and expenses or the restatement of remainder of other expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class D, Class I, Class R, or Class Y Shares of the Fund for the time periods indicated and that your dividends and distributions have been reinvested. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table above. The first year of each period in the example takes into account any expense reimbursement/recoupment described above. You may pay brokerage commissions on your purchases and sales of Class I and Class Y Shares of the Fund, which are not reflected in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Blackstone Alternative Investment Advisors LLC (the “Adviser”) seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional or “alternative” investment strategies. The Adviser allocates the Fund’s assets among sub-advisers with experience managing alternative investment strategies (the “Sub-Advisers”) and among Investment Funds (as described below). The Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. In pursuing the Fund’s investment objective, the Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The main strategies of the Fund and Investment Funds include:

Equity Hedge Strategies, which employ both long and short positions in primarily equity securities and equity related derivatives.

Event-Driven Strategies, which focus on event-linked, reinsurance-related, and other types of instruments, including equities, debt income securities, and derivatives that are currently or may be prospectively affected by transactions or events, including mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance, other capital structure adjustments, shareholder activism, or triggering events relating to weather, natural disasters, and other catastrophes.

Macro Strategies, which seek to profit from movements in, or risks related to, underlying macroeconomic variables and/or risk premia factors, and the impact those variables and factors have on equity, fixed income, currency, and/or commodity markets.

Relative Value Strategies, which focus on potential valuation discrepancies in related financial instruments.

Multi-Strategy Strategies, which employ a wide variety of strategies, including some or all of those described above, with allocations among such strategies based upon analysis of fundamental, statistical, technical, or other factors.

The Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among a number of affiliated and unaffiliated Sub-Advisers with expertise in alternative investment strategies. The Adviser is responsible for selecting the strategies, for identifying and retaining Sub-Advisers with expertise in the selected strategies, and for determining the amount of Fund assets to allocate to each Sub-Adviser or to manage directly. The Adviser may adjust allocations from time to time among strategies or Sub-Advisers based on its assessment of market conditions and/or Sub-Adviser strategies. The Adviser, from time to time, may also choose not to allocate to certain Sub-Advisers, and there may be lengthy periods of time when there is no allocation to one or more Sub-Advisers or strategies described in this Prospectus. For example, as of the date of this Prospectus, there is no allocation to Cerberus Sub-Advisory I, LLC, GSA Capital Partners LLP, H2O AM LLP, Nephila Capital Ltd., and Waterfall Asset Management, LLC. In allocating the Fund’s assets among alternative strategies, the Adviser reviews a number of quantitative and qualitative factors, including, without limitation, macroeconomic scenarios, diversification, strategy capacity, regulatory constraints, and the fees associated with the strategy. For additional information, see “More on Fund Management—Adviser and Sub-Advisers—Selection of Sub-Advisers.”

The Adviser may retain discretionary and non-discretionary Sub-Advisers for the Fund. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Adviser with a model portfolio, which could consist of one or more individual investment recommendation(s), for the assets allocated to it, which is implemented by the Adviser in its discretion. As of the date of this Prospectus, the Fund does not have any non-discretionary Sub-Advisers. The Adviser has the ultimate responsibility to oversee each Sub-Adviser, subject to the oversight of the Fund’s board of trustees (the “Board of Trustees”). The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Adviser recommends the hiring, termination, and replacement of Sub-Advisers in accordance with the terms of an exemptive order that the Fund and the Adviser have obtained from the Securities and Exchange Commission (the “SEC”). This order permits the Adviser, subject to supervision and approval by the Board of Trustees, to enter into, and to amend in material respects, sub-advisory agreements without seeking the approval of the Fund’s shareholders. The Fund will furnish shareholders with information about a new Sub-Adviser within 90 days of hiring the Sub-Adviser.

The Adviser has currently entered into sub-advisory agreements with, and may allocate the Fund’s assets to, the following Sub-Advisers:

Discretionary Sub-Advisers	Strategy

Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSA Capital Partners LLP	Macro Strategies
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

The investment strategy for each Sub-Adviser listed above is its principal strategy, but the Sub-Advisers may also implement other investment strategies with the portion of the Fund’s assets allocated to them.

The Adviser manages Fund assets not allocated to the Sub-Advisers. Under normal circumstances, the Adviser may manage up to 35% of the Fund’s assets directly. Discretionary allocations to any Sub-Advisers that are affiliates of the Adviser, allocations to non-discretionary Sub-Advisers, cash and cash equivalents held by the Adviser for portfolio management purposes, and investments made for hedging purposes or in connection with temporary defensive positions are not considered to be part of the 35% of Fund assets the Adviser may manage directly. The Adviser has adopted additional limitations on assets managed directly and through affiliated Sub-Advisers. Such limits may change from time to time at the sole discretion of the Adviser. See the Potential Conflicts of Interest section in the Statement of Additional Information (“SAI”) for more information. The Adviser may invest up to 25% of the Fund’s assets in unaffiliated hedge funds, funds traded publicly on foreign exchanges, funds that are Undertakings for Collective Investment in Transferable Securities (“UCITS funds”), and open-end and closed-end management investment companies, including exchange-traded funds (“ETFs”) (collectively, the “Investment Funds”). A portion of the Investment Funds (no more than 15% of the Fund’s net assets, taken together with any other illiquid assets held by the Fund) is expected to be “illiquid” (i.e., holdings that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Investment Funds in which the Fund invests are not subject to the investment policies of the Fund and may have different or contrary investment policies.

The Fund’s assets may be invested in one or more of its three wholly-owned and controlled subsidiaries (the “Subsidiaries”). One of the Subsidiaries is formed under the laws of the Cayman Islands (the “Cayman Subsidiary”) and two are formed as limited liability companies under the laws of the State of Delaware (each, a “Domestic Subsidiary” and together, the “Domestic Subsidiaries”). The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiaries invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The Adviser advises each Subsidiary and may retain one or more Sub-Advisers to manage the Fund’s assets or the assets of a Subsidiary.

In addition, the Adviser or a Sub-Adviser may obtain for the Fund synthetic exposure to investment strategies through the use of one or more total return swaps through which the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by a Sub-Adviser (a “Basket Swap”). The Sub-Adviser would select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps generally would correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps would be reduced by financing charges).

The Fund has investment exposure, directly or indirectly through the Subsidiaries or Investment Funds, to a broad range of instruments, markets, and asset classes economically tied to U.S. and foreign markets (including emerging markets). (Unless indicated otherwise, references to the investment exposure or risks of the Fund should be understood to refer to the Fund’s direct investment exposure and risks and its indirect investment exposure and risks through the Subsidiaries or Investment Funds.) Investments may include, but are not limited to, equity securities, fixed income securities, and derivative and commodity instruments. The Fund may take both long and short positions in any of its investments. The Fund has flexibility in its allocation to asset classes, market sectors, and instruments and expects to vary the percentage of its assets invested in each asset class, market sector, and instrument from time to time. There is no limit on the amount of exposure the Fund may have to any specific asset class, market sector, or instrument. The Fund may purchase securities throughout the world on recognized markets, in private placements, and through both initial and secondary underwritten offerings (including Rule 144 and 144A securities, which are securities that may be resold without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to an exemption from registration under the 1933 Act). The Fund may have significant investment leverage as a result of its use of derivatives or its investments in Investment Funds. Additionally, the Fund may lend its portfolio securities, and may use the collateral it receives for the securities on loan to purchase any investment, which may result in investment leverage.

The equity securities in which the Fund may invest include equity securities of companies of any market capitalization throughout the world (both U.S. and foreign markets (including emerging markets which may include frontier markets)), which may include common stocks, preferred stocks, convertible securities, depositary receipts, ETFs, real estate investment trusts (“REITs”), and partnership interests.

The fixed income securities in which the Fund may invest include debt securities of governments throughout the world (both U.S. and foreign markets (including emerging markets which may include frontier markets)) as well as their agencies and/or instrumentalities, debt securities of corporations throughout the world (both U.S. and foreign markets (including emerging markets which may include frontier markets)), including inflation-indexed securities, debt securities of any duration, maturity, or credit rating (including below investment grade debt securities (commonly known as “junk bonds”)) or debt securities that are unrated, commercial and residential mortgage-backed securities, asset-backed securities (including those backed by consumer assets), adjustable rate securities, stripped securities (i.e., securities resulting from the separation of income and principal components of debt securities), net interest margin securities (i.e., securities based on the value of excess cash flows received by underlying mortgage-backed securities), bank and direct loans, loan assignments and loan participations, bankruptcy or trade claims, and event-linked instruments (including catastrophe bonds).

The derivative instruments in which the Fund may invest include futures and forward contracts, such as index, interest rate, or government bond futures and mortgage to be announced securities (“TBAs”); swaps, such as credit default swaps, total return swaps, interest rate swaps (including constant maturity swaps), currency swaps, swaptions, and/or contracts for difference; call and put options, including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts, over-the-counter (“OTC”) options and currency options; and warrants and rights. The Fund may invest in foreign currency futures, forwards, or exchange contracts. Any of these derivatives may be used in an effort to gain economic exposure to one or more alternative investment strategies, to enhance returns, or to hedge the Fund’s positions by managing or adjusting the risk profile of the Fund or its individual positions. At times, the Fund may invest a significant portion of its assets in derivative instruments. In addition to derivative instruments, the Fund may also invest in repurchase agreements, or reverse repurchase agreements, purchase and sale contracts, and securities issued by special purpose acquisition companies.

From time to time, the Fund may have substantial exposure to a particular asset class, industry, sector, country, or region.

		The Fund operates as a diversified open-end investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The investment program of the Fund entails substantial risks and includes alternative investment and trading strategies not employed by traditional mutual funds. You may lose part or all of your investment and/or your investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful. The following is a summary description of the principal risks of investing in the Fund, including the indirect risks associated with the Fund’s investments in the Subsidiaries and Investment Funds. Any decision to invest in the Fund should take into account that the Fund may make virtually any kind of investment, and be subject to related risks, which can be substantial.

The relative significance of the principal risks identified below, at any given time, will vary depending on the specific composition of the Fund’s investment portfolio from time to time and the allocation of the Fund’s assets among the various investment strategies, which may change frequently and/or significantly over time.

As applicable, references to the “Fund” mean any one or more of the Fund, Subsidiaries, and Investment Funds, and references to a “Manager” mean any one or more of the Adviser, Sub-Advisers, and advisors to the Investment Funds.

Investment and Trading Risks in General
Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, possibly sharply and unpredictably, affecting the values of individual securities held by the Fund. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Fund. Security selection risk is the risk that the securities held by the Fund will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. The Fund invests in derivatives for hedging and non-hedging purposes. Derivatives can be volatile and illiquid, can be subject to counterparty credit risk, and may create investment exposure greater than the initial investment.
  Contracts for Difference. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. If the short basket outperforms the long basket, the Fund will realize a loss—even in circumstances when the securities in both the long and short baskets appreciate in value.
  Forwards. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. These markets can experience periods of illiquidity, sometimes of significant duration, and disruptions, such as unusually high trading volume, political intervention or other factors. In addition, the Fund may be exposed to credit risks with regard to counterparties with whom the Fund trades as well as risks relating to settlement default. Some counterparties with whom the Fund transacts may not be rated investment grade. Such market illiquidity, disruption, or risks could result in substantial losses to the Fund.
  Futures. Futures contracts markets are highly volatile and are influenced by a variety of factors, including national and international political and economic developments. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Moreover, futures positions are marked to market each day and variation margin payment must be paid to or by a Fund. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts.
  Options. Options trading involves certain additional risks. Specific market movements of an option and the instruments underlying an option cannot be predicted. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss. Equity, foreign currency, or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange, which may increase the risk of nonperformance by the obligor on such an option and decrease the ease with which the Fund can dispose of or enter into closing transactions with respect to such an option.
  Swap Agreements. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses, and tax planning different from those associated with ordinary securities transactions. Swaps may be difficult to value and may be considered illiquid. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial loss. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. If the counterparty defaults, the Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Basket Swaps are subject to the particular risk that the basket does not perform as anticipated. This risk will be amplified by any leverage embedded in the swap.
Debt Securities Risk. Debt securities, such as bonds and certain asset-backed securities, involve certain risks, which include:
  Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Inflation Risk. Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time.
  Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, interest rates in the United States have been at low levels. Accordingly, the Fund’s investments in fixed income securities may face an increased exposure to the risks associated with rising interest rates. In addition, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain low interest rates. However, the U.S. Federal Reserve has begun, and may continue, to raise interest rates. Accordingly, the Fund’s investments in fixed income securities face an increased exposure to the risks associated with rising interest rates. To the extent governmental financial regulators, including the U.S. Federal Reserve continues to raise interest rates, there is a risk that rates across the financial system may rise. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Variable and Floating Rate Instrument Risk. The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.
Equity Securities Risk. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities and, as of the date of this Prospectus, the Fund has significant exposure to mortgage-backed securities. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks (see “Debt Securities Risk” above). These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

Structured Products Risk. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to credit and counterparty risk. In addition to the general risks associated with debt securities, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the reference instruments may decline in value or default; the possibility that changes in the reference instrument will reduce the interest rate or principal amount payable on maturity; and the possibility that the position is subordinate to other classes. Structured products may be less liquid than other types of securities and more volatile than the reference instrument.

Counterparty Credit Risk. The stability and liquidity of many derivative and securities lending transactions depend in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. At times, the Fund may have significant exposure to a single counterparty.

Real Estate and REIT Investment Risk. Investments in real estate related securities are subject to the risk that the value of the real estate underlying the securities will go down. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities.

Short Sales Risk. A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.

Collateralized Debt Obligations and Collateralized Loan Obligations Risk. Collateralized debt obligations are subject to credit, interest rate, valuation, prepayment, and extension risks. These securities also are subject to risk of default on the underlying asset. Collateralized loan obligations issue classes or “tranches” of securities that vary in risk and yield and may experience substantial losses due to interest rate fluctuations, actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to these types of securities as a class.

Below Investment-Grade Instruments Risk. The Fund is permitted to invest in unrated or below-investment grade debt or so called “junk bonds.” Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are speculative, high-risk investments that may cause income and principal losses for the Fund.

Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay, refuse, or be unable to pay interest or repay principal on its sovereign debt. This risk is heightened for emerging and frontier market issuers.

Event-Driven Trading Risk. To the extent the Fund seeks to profit from the occurrence of specific corporate or other events, a delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance.

Government Issued Securities Risk. U.S. government securities are subject to market and interest rate risk. Market prices of zero coupon U.S. Treasury securities and zero coupon securities issued by governmental agencies or financial institutions generally are more volatile than the market prices of securities that pay interest periodically.

Relative Value Strategies Risk. Relative value strategies utilized in the Fund depend on the Adviser’s or the Sub-Advisers’ ability to identify unjustified or temporary discrepancies between the value of two or more related financial instruments, and are subject to the risk that the Adviser’s or the Sub-Advisers’ evaluation of the relative price differential may be incorrect or may never be realized in the market price of the securities in which the Fund invests.

Event-Linked Instrument Risk. Investing in event-linked bonds, including bonds known as “catastrophe bonds,” and other event-linked instruments involves unique risks. If a trigger event, such as a hurricane, earthquake, or other physical or weather-related phenomenon, causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund may lose a portion or all of its principal invested in the bond or suffer a reduction in credited interest. Some event-linked instruments have features that delay the return of capital upon the occurrence of a specified event; in these cases, whether or not there is loss of capital or interest, the return on the investment may be significantly lower during the extension period. In addition to specified trigger events, event-linked instruments may expose the Fund to other risks, such as credit risk, adverse regulatory or jurisdictional interpretations, adverse tax consequences, and foreign exchange risk.

Distressed Securities Risk. Because investments in distressed securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations typically involve substantial uncertainty concerning the outcome of transactions involving business enterprises in these situations, there is a high degree of risk of loss, including loss equal to or exceeding the original investment.

Bankruptcy Process and Trade Claims Risk. The Fund may purchase bankruptcy claims and trade claims. With regard to bankruptcy claims, there are a number of significant risks inherent in the bankruptcy process. The effect of a bankruptcy filing on a company may adversely and permanently affect the company and cause it to be incapable of restoring itself as a viable business. Many events in a bankruptcy are the product of contested matters and adversarial proceedings and are beyond the control of the creditors. The duration of a bankruptcy proceeding is difficult to predict and a creditor’s return on investment can be adversely affected by delays while the plan of reorganization is being finalized. The administrative costs in connection with a bankruptcy proceeding are frequently high and are paid out of the debtor’s estate before any return to creditors. The Fund may also purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings, which include claims of suppliers for unpaid goods delivered, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are typically unsecured. An investment in trade claims is very speculative, may be illiquid, and carries a high degree of risk. The markets in trade claims are not regulated by U.S. federal securities laws or the SEC.

Foreign Investments and Emerging Markets Risk. The Fund may invest in securities of non-U.S. issuers, including those located in foreign and developing countries, which may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. These risks are heightened for investments in issuers organized or operating in developing countries, including countries considered to be frontier markets.

Macro Strategy Risk. The profitability of any macro program depends primarily on the ability of its manager to predict derivative contract price movements to implement investment theses regarding macroeconomic trends. Such price movements are influenced by, among other things: changes in interest rates; governmental and economic programs, policies and events; weather and climate conditions; changing supply and demand relationships; changes in balances of payments and trade; rates of inflation and deflation; currency devaluations and revaluations; and changes in philosophies and emotions of market participants.

Focused Investment Risk. To the extent the Fund invests more heavily in particular sectors, sub-sectors, industries, groups of industries, asset classes, markets, regions, countries, or groups of countries, its performance will be especially sensitive to developments that significantly affect those sectors, sub-sectors, industries, groups of industries, asset classes, markets, regions, countries, or groups of countries. In addition, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of sectors, sub-sectors, industries, asset classes, markets, regions, or countries. An individual sector, sub-sector, industry, asset class, market, region, country, or group of countries may outperform the broader market during particular periods, but may do so with considerably greater volatility than the broader market. In addition, the several industries that constitute a sector or sub-sector or the several countries or markets that constitute a region or group of countries may all react similarly to economic, political, regulatory, or other market events.

Commodities-Related Investments Risk. The value of commodities and commodity-linked derivative instruments may be affected by changes in market movements, volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Investment Company and ETF Risk. The risks of investment in investment companies and ETFs typically reflect the risks of the types of instruments in which the investment companies and ETFs invest. By investing in another investment company or ETF, including any money market fund, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

Market Capitalization Risk. Compared to small- and mid-cap companies, large-cap companies may be less responsive to changes and opportunities. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks by the underperformance of a sector or during market downturns.

Convertible Securities Risk. If market interest rates rise, the value of a convertible security tends to fall. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value typically changes based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. “Mandatory” convertible bonds, which must be converted into common stock by a certain date, may be more exposed to the risks of the underlying common stock.

New Issue Risk. “New issues” are initial public offerings (“IPOs”) of securities. Securities issued in IPOs have no trading history and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.

Non-Exchange Traded Securities Risk. Non-exchange traded securities, including privately placed securities, may be illiquid and have little to no price transparency, which may make it difficult for those securities to be traded or valued, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition. The market for certain non-exchange traded securities may be limited to institutional investors, subjecting such investments to further liquidity risk if a market were to limit institutional trading. In addition, the issuers of non-exchange traded securities may be distressed, insolvent, or delinquent in filing information needed to be listed on an exchange. Disposing of non-exchange traded securities, including privately placed securities, may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

Repurchase Agreements Risk. If the other party to a repurchase agreement defaults on its obligations under the agreement, the Fund may suffer delays, incur costs and/or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security underlying the agreement and the market value of the security declines, the Fund may lose money.

TBA Risk. In the TBA market, the seller agrees to deliver the mortgage backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. The Fund relies on the seller to complete the transaction, and the seller’s failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund. In addition, the Fund bears the risk of loss in the event of the default or bankruptcy of the seller.

Warrants and Rights Risk. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

Special Purpose Acquisition Company (SPAC) Risk. The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Activist Strategies Risk. The Fund may purchase securities of companies that are the subject of proxy contests or that activist investors (including, potentially, a Manager) are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of such company’s securities to increase. There is a risk that the market price of the company’s securities will fall if the proxy contest, or the new management, is not successful.

Loan Risk. The risks associated with bank and direct loans and participations include, but are not limited to, risks involving the enforceability of security interests and loan transactions, inadequate collateral, liabilities relating to collateral securing obligations, and the liquidity of these loans. The market for loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The loans in which the Fund invests may be rated below investment grade.

Arbitrage Strategies Risk. The Fund may invest in securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer or cash tender offer, and substantially above the prices at which such securities traded immediately prior to announcement of the transaction. If the proposed transaction is delayed or appears likely not to be consummated or in fact is not consummated, the market price of the security may decline sharply, which would result in a loss to the Fund. In addition, if a Manager determines that the offer is likely to be increased, either by the original bidder or by another party, the Fund may purchase securities above the offer price, subjecting such purchases to a high degree of risk.

Risks Associated with Adviser, Sub-Advisers and the Operation of the Fund
Allocation Risk. The Fund’s ability to achieve its investment objective and maintain lower volatility than the broader equity markets depends upon the Adviser’s skill in determining the Fund’s allocation to alternative investment strategies and in selecting the best mix of Sub-Advisers, Investment Funds, and other investments. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value, or market trends affecting a particular asset class, investment strategy, Sub-Adviser, Investment Fund, or other issuer is incorrect.

Multi-Manager Risk. The multi-manager strategy employed by the Fund involves special risks, which include:
  Differential Strategy Risk. Certain Managers have experience in investment related activities and in managing private investment funds, but limited experience as managers of a registered investment company, which, unlike private investment funds, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations. Due to differences in regulatory requirements, the investment strategies of such Managers may have different results in the Fund than they do for other funds or accounts managed by the Managers that are not subject to the protections of the 1940 Act.
  New Sub-Adviser Risk. Certain Managers have limited operating and performance histories and/or limited experience managing investment funds. This may result in lower than expected performance, operational and investment inefficiencies, and/or errors.
  Offsetting Positions Risk. Managers may make investment decisions that conflict with each other; for example, at any particular time, one Manager may be purchasing shares of an issuer whose shares are being sold by another Manager. Consequently, the Fund could indirectly incur transaction costs without accomplishing any net investment result.
Leverage Risk. To the extent permitted under the 1940 Act, the Fund may borrow money or engage in other transactions, such as investments in derivatives or lending its securities and using the collateral to purchase any investment, that create investment leverage for investment or other purposes. As a result, the allocation to Sub-Advisers, together with the assets managed directly by the Adviser, may exceed 100% of the Fund’s net assets. Use of leverage can produce volatility and may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation or position coverage requirements. Futures contracts, options on futures contracts, forward contracts, and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.

Large Purchase or Redemption Risk. The Fund is used as an investment in certain model portfolios or other asset allocation programs sponsored by financial intermediaries and may have a large percentage of its shares held in such programs. The Fund may experience large redemptions or large purchases if any of these programs reduce or increase their targeted allocations to the Fund. Other large investors also may have a significant ownership stake in the Fund. Large redemption or purchase activity could have adverse effects on performance to the extent that the Fund incurs additional costs or is required to sell securities, invest cash, or hold a relatively large amount of cash at times when it would not otherwise do so.

Liquidity Risk. Some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investment Funds are sometimes illiquid and some Investment Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Risks Specific to Investments in Investment Funds. Investment Funds, in addition to the other risks described relating to their direct investments, often involve additional special risks not present in direct investments. Investors in the Fund bear two layers of fees and expenses at both the Fund level and the Investment Fund level. The Fund’s investments in Investment Funds are priced, in the absence of readily available market values, based on estimates of fair value, which may prove to be inaccurate; these valuations are used to calculate fees payable to the Adviser and the net asset value of the Fund’s shares. The Adviser is also dependent on information, including performance information, provided by the Investment Funds, which if inaccurate could adversely affect the Adviser’s ability to accurately value the Fund’s shares. Some Investment Funds are not registered as investment companies under the 1940 Act, and therefore, the Fund is not able to avail itself of the protections of the 1940 Act with respect to such investments. Certain Investment Funds, including unaffiliated hedge funds and UCITS funds, are also subject to transfer or redemption restrictions that impair the liquidity of these investments, and some Investment Funds may suspend the withdrawal rights of their shareholders, including the Fund, from time to time. Incentive fees charged by advisors of Investment Funds also may create incentives for such advisors to make investments that are riskier or more speculative than in the absence of these fees. To the extent an Investment Fund invests in a special situation investment (an investment in securities or other instruments that an Investment Fund determines to be illiquid or lacking a readily ascertainable fair value and which the Investment Fund designates as a special situation investment), the Fund’s ownership interest with respect to such special situation investment generally may not be withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized. The Fund also may purchase non-voting securities of, or to contractually forego the right to vote in respect of, Investment Funds in order to prevent the Fund from becoming an “affiliated person” of the Investment Fund for purposes of the 1940 Act and becoming subject to the prohibitions on transactions with affiliated persons contained in the 1940 Act. Consequently, the Fund will not be able to vote to the full extent of its economic interest on matters that require approval of investors in each Investment Fund, including matters that could adversely affect the Fund’s investment.

Conflicts of Interest Risk. The Adviser and Sub-Advisers have conflicts of interest that could interfere with their management of the Fund. These conflicts, which are described in more detail in the SAI, include, without limitation:
  Allocation of Investment Opportunities. The Adviser and Sub-Advisers (or their affiliates) manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser, a Sub-Adviser or their affiliates. None of the Adviser, the Sub-Advisers or their affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other funds and/or accounts managed by them, for the benefit of the management of the Fund. No affiliate of the Adviser or a Sub-Adviser is under any obligation to share any investment opportunity, including an investment technique, idea, model or strategy, with the Fund. The portfolio compositions and performance results therefore will differ across the Fund and other such funds and/or accounts. These conflicts of interest are exacerbated to the extent that the Adviser’s or Sub-Advisers’ other clients are proprietary or pay them higher fees or performance-based fees.
  Financial Interests in Service Providers. The Adviser or Sub-Advisers and their affiliates have financial interests in certain service providers to the Fund. For example, the Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Adviser owns a non-controlling, minority interest in Arcesium.
  Financial Interests in Sub-Advisers. The Adviser and its affiliates have financial interests in asset managers that may sub-advise the Fund. Any allocation by the Adviser to a subsidiary or other affiliate that is a Sub-Adviser to the Fund benefits The Blackstone Group Inc. (“Blackstone”) and any redemption or reduction of such allocation would be detrimental to Blackstone, creating potential conflicts of interest in allocation decisions.
  Other Activities of the Adviser or Sub-Advisers. The activities in which the Adviser or Sub-Advisers and their affiliates are involved in on behalf of other accounts could limit or preclude the flexibility that the Fund could otherwise have to participate in certain investments.
  Selection of Sub-Advisers. The Adviser compensates the Sub-Advisers out of the management fee it receives from the Fund, which creates an incentive for the Adviser to select Sub-Advisers with lower fee rates, select Sub-Advisers that are affiliated with the Adviser, or manage assets directly.
Cyber Security Risk. Cyber security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and are expected to continue to increase in frequency in the future. The Adviser, Sub-Advisers, other service providers (including, but not limited to, Fund accountants, custodians, transfer agents, and administrators), and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from cyber security breaches, computer viruses and other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and other security breaches, usage errors, or malfeasance by their respective professionals or service providers. If unauthorized parties gain access to such information and technology systems, or if personnel abuse or misuse their access privileges, they may be able to steal, publish, delete, or modify private and sensitive information, including nonpublic personal information and material nonpublic information. Although Blackstone has implemented, and Sub-Advisers and service providers may implement, various measures to manage risks relating to these types of events, such measures could be inadequate and, if compromised, information and technology systems could become inoperable for extended periods of time, cease to function properly, or fail to adequately secure private information. Neither Blackstone nor the Sub-Advisers control the cyber security plans and systems put in place by third party service providers, and such third party service providers may have limited indemnification obligations to Blackstone, Sub-Advisers, or the Fund, each of whom could be negatively impacted as a result. Even with sophisticated prevention and detection systems, breaches such as those involving covertly introduced malware, impersonation or manipulation of authorized users and industrial or other espionage may not be identified, potentially resulting in further harm and preventing appropriate remediation. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, Sub-Advisers’, or other service providers’ operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to the Fund’s investors. Such a failure could harm the Adviser’s, Sub-Advisers’, or other service providers’ reputation, subject any such entity and their respective affiliates to legal claims and adverse publicity and otherwise affect their business and financial performance. When such issues are present with regard to the issuer of securities in which the Fund invests, the Fund’s investment in those securities may lose value.

Model and Technology Risk. Certain Managers use investment programs that are fundamentally dependent on proprietary or licensed technology through such Manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution and trade allocation systems, and/or risk management systems. These strategies and systems may not be successful on an ongoing basis, could contain errors, omissions, imperfections, or malfunctions, or could be degraded, corrupted, or compromised. In addition, a Manager’s strategies and systems may operate effectively in isolation, but may generate unintended consequences when interfacing with trading, risk, or other investment tools, models, systems, or databases. Any errors, omissions, imperfections, malfunctions, degradations, corruptions, or compromises in strategies or systems may result in, among other things, execution and allocation failures and failures to properly gather, organize, and analyze large amounts of data from third parties and other external sources. More specifically, as it is not possible or practicable for a Manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions, Managers (and/or affiliated licensors of such data) will use their discretion to determine what data to gather with respect to an investment strategy and what subset of that data the models will take into account to produce forecasts that may have an impact on ultimate investment and trading decisions. Shareholders should be aware that there is no guarantee that a Manager that uses quantitative techniques will use any specific data or type of data in generating forecasts or making trading decisions on behalf of the Fund, nor is there any guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Fund will be (i) the most accurate data available; (ii) free from errors, corruptions, or interruptions; or (iii) delivered or accessible in a timely manner. In addition, the use by certain Managers of predictive or algorithmic models often have inherent risks because the construction of the model is dependent on historical data supplied by third parties and the success of such models depends heavily on the accuracy and reliability of the supplied historical data. All of the aforementioned risks may have a negative effect on the Fund. The profitability of many quantitative model-based strategies utilized by certain Managers are expected to decrease as the assets of the Fund allocated to such Managers and/or the assets of the other clients of such Managers (or their affiliates or competitors) increase.

Regulatory Risk. Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.

Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Hedging Transactions Risk. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.

High Portfolio Turnover Risk. Certain of the Fund’s strategies, typically those that involve actively trading securities, may result in a high portfolio turnover rate, which can increase transaction costs (thus lowering performance) and taxable distributions. A high fund portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. The portfolio turnover rate of the Fund may vary from year to year, as well as within a year.

Limited Capacity Risk. Alternative investment strategies utilized by the Fund may have limited capacity, and the Adviser may not be able to allocate as much of the Fund’s assets to one or more alternative investment strategies as it desires. This capacity limitation may negatively impact the performance and portfolio composition of the Fund.

Tax Risk. The Fund’s ability to pursue its investment strategy may be limited by the Fund’s intention to qualify for treatment as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and the Fund’s strategy may bear adversely on the Fund’s ability to so qualify. In order to qualify as a RIC the Fund must, among other requirements, derive at least 90% of its gross income each taxable year from certain specified sources (“qualifying income”). The amount, timing and character, including under Subchapter M, of the Fund’s income in respect of certain Fund investments are uncertain. The Fund’s failure to qualify and be taxed as a RIC could significantly reduce shareholders’ returns on their investments in the Fund. In addition, if any income earned by the Cayman Subsidiary or investment vehicles in which the Cayman Subsidiary invests were treated as “effectively connected” with the conduct of a trade or business in the United States (“effectively connected income” or “ECI”), such income would be subject to U.S. taxes, which could significantly reduce shareholders’ returns on their investments in the Fund. See “Tax Considerations” below.

Securities Lending Risk. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that represents a portion of the Fund’s earnings on the collateral or that represents a finance charge on the value of the collateral. Because the Fund may use collateral to purchase any investments in accordance with its investment objective, the Fund’s securities lending transactions may result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.

Subsidiary Risk. By investing in the Subsidiaries, the Fund is indirectly exposed to the risks associated with the Subsidiaries’ investments. The Subsidiaries are not registered under the 1940 Act and, unless otherwise noted in this Prospectus, are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiaries to operate as expected and could adversely affect the Fund.

Borrowing Risk. The Fund is permitted to borrow money (or engage in transactions that are economically similar to borrowing money) to fund investments, to satisfy redemptions, or to obtain investment exposure to various markets or investment styles, which may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its repayment obligations. The Fund maintains a committed revolving line of credit with State Street Bank and Trust Company. The Fund pays a commitment fee, in addition to the stated interest rate, to maintain the line of credit.

Defensive Investing Risk. For defensive purposes, the Fund may, as part of its risk management process, allocate assets into cash or short-term fixed income securities without limitation. In doing so, the Fund may succeed in avoiding losses but may otherwise fail to achieve its investment objective.

Long/Short Strategies Risk. If the Adviser’s or the Sub-Advisers’ evaluation of the value of a particular security is incorrect or if the market never recognizes that evaluation in the price of a particular security, long/short strategies could result in losses for the Fund.

		Systematic Trading Risk. Certain Managers base their trading decisions on systematic mathematical analysis of past price behavior. The Manager may incur substantial trading losses during periods when markets behave substantially different from the period in which the Manager’s models are derived.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment and/or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on June 16, 2014. The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns compare with the returns of three broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors that are tax-exempt or hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary. The Fund’s current performance for the most recent month end can be obtained by calling 1-855-890-7725 or by visiting the Fund’s website at www.bxmix.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns compare with the returns of three broad-based securities market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large- and mid-cap stocks in developed markets. It consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. <br/><br/>The Bloomberg Barclays Global Aggregate Bond Index is a broad-based benchmark of global investment grade debt from 24 local currency markets. The index includes Treasuries, and government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. <br/><br/>The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event-driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-890-7725
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bxmix.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Returns/Class I Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q1 2019, 3.76% Worst quarter: Q1 2016, (2.96)% Year to date as of June 30, 2019: 5.11%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors that are tax-exempt or hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	No Class R shares were outstanding as of December 31, 2018.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large- and mid-cap stocks in developed markets. It consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The Bloomberg Barclays Global Aggregate Bond Index is a broad-based benchmark of global investment grade debt from 24 local currency markets. The index includes Treasuries, and government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

		The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event-driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.
Blackstone Alternative Multi-Strategy Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.86%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends and interest expense on securities sold short and interest expense on reverse repurchase agreements	rr_Component1OtherExpensesOverAssets	0.62%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.42%
Other expenses	rr_OtherExpensesOverAssets	1.04%
Acquired fund fees & expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.28%	[2]
1 year	rr_ExpenseExampleYear01	$ 331
3 years	rr_ExpenseExampleYear03	1,010
5 years	rr_ExpenseExampleYear05	1,712
10 years	rr_ExpenseExampleYear10	3,576
1 year	rr_ExpenseExampleNoRedemptionYear01	331
3 years	rr_ExpenseExampleNoRedemptionYear03	1,010
5 years	rr_ExpenseExampleNoRedemptionYear05	1,712
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,576
1 Year	rr_AverageAnnualReturnYear01	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2014
Blackstone Alternative Multi-Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.86%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends and interest expense on securities sold short and interest expense on reverse repurchase agreements	rr_Component1OtherExpensesOverAssets	0.60%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.34%
Other expenses	rr_OtherExpensesOverAssets	0.94%
Acquired fund fees & expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.93%	[2]
1 year	rr_ExpenseExampleYear01	$ 296
3 years	rr_ExpenseExampleYear03	907
5 years	rr_ExpenseExampleYear05	1,543
10 years	rr_ExpenseExampleYear10	3,252
1 year	rr_ExpenseExampleNoRedemptionYear01	296
3 years	rr_ExpenseExampleNoRedemptionYear03	907
5 years	rr_ExpenseExampleNoRedemptionYear05	1,543
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,252
2015	rr_AnnualReturn2015	3.55%
2016	rr_AnnualReturn2016	1.35%
2017	rr_AnnualReturn2017	7.19%
2018	rr_AnnualReturn2018	(1.52%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.96%)
1 Year	rr_AverageAnnualReturnYear01	(1.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2014
Blackstone Alternative Multi-Strategy Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.86%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends and interest expense on securities sold short and interest expense on reverse repurchase agreements	rr_Component1OtherExpensesOverAssets	0.60%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.49%
Other expenses	rr_OtherExpensesOverAssets	1.09%
Acquired fund fees & expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.08%	[2]
1 year	rr_ExpenseExampleYear01	$ 311
3 years	rr_ExpenseExampleYear03	951
5 years	rr_ExpenseExampleYear05	1,616
10 years	rr_ExpenseExampleYear10	3,392
1 year	rr_ExpenseExampleNoRedemptionYear01	311
3 years	rr_ExpenseExampleNoRedemptionYear03	951
5 years	rr_ExpenseExampleNoRedemptionYear05	1,616
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,392
Blackstone Alternative Multi-Strategy Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.86%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends and interest expense on securities sold short and interest expense on reverse repurchase agreements	rr_Component1OtherExpensesOverAssets	0.67%
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other expenses	rr_OtherExpensesOverAssets	0.93%
Acquired fund fees & expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.92%	[2]
1 year	rr_ExpenseExampleYear01	$ 295
3 years	rr_ExpenseExampleYear03	904
5 years	rr_ExpenseExampleYear05	1,538
10 years	rr_ExpenseExampleYear10	3,242
1 year	rr_ExpenseExampleNoRedemptionYear01	295
3 years	rr_ExpenseExampleNoRedemptionYear03	904
5 years	rr_ExpenseExampleNoRedemptionYear05	1,538
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 3,242
1 Year	rr_AverageAnnualReturnYear01	(1.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2015
Blackstone Alternative Multi-Strategy Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2014
Blackstone Alternative Multi-Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2014
Blackstone Alternative Multi-Strategy Fund | MSCI World Index TR (reflects no deductions for fees, expenses, or taxes) | Class D
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2014
Blackstone Alternative Multi-Strategy Fund | MSCI World Index TR (reflects no deductions for fees, expenses, or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2014
Blackstone Alternative Multi-Strategy Fund | MSCI World Index TR (reflects no deductions for fees, expenses, or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2015
Blackstone Alternative Multi-Strategy Fund | Bloomberg Barclays Global Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2014
Blackstone Alternative Multi-Strategy Fund | Bloomberg Barclays Global Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2015
Blackstone Alternative Multi-Strategy Fund | Bloomberg Barclays Global Aggregate Bond Index(reflects no deductions for fees, expenses, or taxes) | Class D
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2014
Blackstone Alternative Multi-Strategy Fund | HFRX Global Hedge Fund Index (reflects no deductions for fees, expenses, or taxes) | Class D
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2014
Blackstone Alternative Multi-Strategy Fund | HFRX Global Hedge Fund Index (reflects no deductions for fees, expenses, or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2014
Blackstone Alternative Multi-Strategy Fund | HFRX Global Hedge Fund Index (reflects no deductions for fees, expenses, or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2015

[1]	Includes management fees paid by the Subsidiaries (as defined below under “Principal Investment Strategies”).
[2]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets provided in the Fund’s most recent annual report, which do not include acquired fund fees and expenses or the restatement of remainder of other expenses to reflect current fees.